Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
Statement of comprehensive income [abstract]
Revenue	$ 80,057	$ 69,823
Operating expenses
Cost of goods sold	23,838	18,378
Amortization of other asset	2,441	4,882
Research and development expenses net of tax credits of $316 (2021 – $277)	36,939	28,274
Selling expenses	39,391	28,909
General and administrative expenses	17,356	14,616
Total operating expenses	119,965	95,059
Loss from operating activities	(39,908)	(25,236)
Finance income	673	195
Finance costs	(7,559)	(6,621)
Finance income cost	(6,886)	(6,426)
Loss before income taxes	(46,794)	(31,662)
Income tax expense	(443)	(63)
Net loss	(47,237)	(31,725)
Items that may be reclassified to net profit (loss) in the future
Net change in fair value of financial assets at fair value through other comprehensive income ("FVOCI")	(360)	(197)
Exchange differences on translation of foreign operations	789	634
Other comprehensive income that will be reclassified to profit or loss, net of tax	429	437
Total comprehensive loss	$ (46,808)	$ (31,288)
Loss per share
Basic and diluted	$ (0.5)	$ (0.34)